Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	May 11, 2020	May 07, 2020	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Net proceeds from offering after deducting the placement agent fees and commissions and offering costs			$ 456
Events occurring after reporting date [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of ordinary shares issued	11,492,065	11,492,065
Warrants to purchase share of ordinary shares	11,492,065	11,492,065
Offering price per share	$ 1.575	$ 1.575
Net proceeds from offering after deducting the placement agent fees and commissions and offering costs	$ 16,700	$ 16,700